UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	   WASHINGTON, D.C. 20549
		  --------

	 	 FORM N-CSR
  		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-2860; 811-3967;
811-5690; 811-2107

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
8th Floor
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2005

DATE OF REPORTING PERIOD:  MARCH 31, 2005

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows

[First Investors Logo]

TAXABLE BOND & MONEY MARKET FUNDS


CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME


SEMI-ANNUAL REPORT
March 31, 2005

Bond Market Overview

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Dear Investor:

The U.S. economy decelerated during the reporting period, primarily in response to higher oil prices. Following a third quarter 2004 gain of 4%, economic growth decelerated to 3.8% in the fourth quarter and 3.1% in the first quarter of 2005. Nonetheless, the unemployment rate continued to decline from 5.4% to 5.2% as the economy -- in its fourth year of expansion -- added over one million new jobs.

Inflation moved higher during the reporting period, although from a low base. The consumer price index showed a year-over-year gain of 3.1% through March, up from 2.5% six months earlier. Excluding the volatile food and energy components, consumer prices rose a milder 2.3% for the twelve months ending in March.

Concern about potential inflation, as well as the belief that monetary policy remained accommodative, kept the Federal Reserve ("the Fed") on a steady course of tighter monetary policy. Specifically, the Fed raised the benchmark federal funds rate four times during the reporting period, from 1.75% to 2.75%. As well, the Fed indicated that it would continue to raise rates at a measured pace.

In response to the Fed's ongoing tightening of monetary policy, short-term interest rates rose notably. As measured by the 2-year U.S. Treasury note, yields increased from 2.61% at the end of the third quarter of 2004 to 3.78% at the close of the first quarter of 2005. In contrast, long-term interest rates were surprisingly stable. As measured by the 10-year U.S. Treasury note, yields rose from 4.12% to 4.48% over the same period. Several factors contributed to the resilience of long-term rates in the face of Fed tightening: decelerating economic growth, relatively low inflation, and foreign central bank purchases of U.S. debt.

During the reporting period, high-yield corporate bonds provided the best returns by far as the sector benefited from low default rates and positive economic fundamentals. The mortgage-backed sector also had positive returns, benefiting from low volatility and benign prepayments during the reporting period. Investment grade corporate bonds were on track for strong returns until General Motors' negative earnings warning and Moody's subsequent lowering of GM's corporate debt rating triggered a general underperformance of corporate bonds in March. Lastly, U.S. government securities were the weakest sector, reflecting the negative impact of higher interest rates.

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

May 2, 2005

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied on as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (on Class A shares only), contingent deferred sales charges on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2004, and held for the entire six-month period ended March 31, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expense Example:

The amounts in the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS CASH MANAGEMENT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------------------------------
                                                                 Beginning           Ending
                                                                  Account            Account           Expenses Paid
                                                                   Value              Value            During Period
                                                                 (10/1/04)          (3/31/05)       (10/1/04-3/31/05)*
----------------------------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                                           $1,000.00          $1,007.05              $3.50
Hypothetical
(5% annual return before expenses)                               $1,000.00          $1,021.44              $3.53
----------------------------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                                           $1,000.00          $1,003.28              $7.24
Hypothetical
(5% annual return before expenses)                               $1,000.00          $1,017.70              $7.29
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Corporate Notes                                                 59.0%
U.S. Government Agency Obligations                              33.7%
Floating Rate Notes                                              4.6%
Bankers' Acceptances                                             2.7%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--58.2%
    $5,000M   Abbott Laboratories, 4/28/05+                                           2.73%     $4,989,759        $292
     4,500M   AIG Funding, Inc., 4/29/05                                              2.77       4,490,304         263
     5,000M   Anheuser-Busch Companies, Inc., 5/24/05+                                2.65       4,980,417         292
     4,975M   Colgate-Palmolive Co., 4/5/05+                                          2.76       4,973,474         291
     5,000M   DuPont (E.I.) de Nemours & Co., 5/3/05                                  2.74       4,987,819         292
     2,000M   Exxon Capital Corp., 7/1/05                                             2.08       2,019,406         118
     3,555M   Florida Power & Light Co., 4/21/05                                      2.77       3,549,528         208
     2,385M   Gannett Company, Inc., 4/1/05                                           2.65       2,385,000         140
     3,000M   General Electric Capital Corp., 5/5/05                                  2.78       2,992,119         175
     4,000M   Hewlett-Packard Co., 4/26/05+                                           2.63       3,992,670         234
     4,500M   Illinois Tool Works, Inc., 4/26/05                                      2.75       4,491,401         263
     4,500M   International Business Machines Corp.,
              5/5/05                                                                  2.74       4,488,354         263
     2,000M   JPMorgan Chase & Co., 2/1/06                                            3.15       2,054,864         120
     3,000M   Kimberly-Clark Worldwide, 5/12/05+                                      2.79       2,990,465         175
              Madison Gas & Electric Co.:
     3,170M   4/25/05                                                                 2.75       3,164,188         185
     1,500M   4/29/05                                                                 2.75       1,496,791          88
     2,000M   Merrill Lynch & Co., 3/10/06                                            3.45       1,982,007         116
     5,000M   National Rural Utilities Cooperative
              Finance Corp., 4/18/05                                                  2.73       4,993,546         293
     5,000M   New York Times Co., 4/4/05                                              2.74       4,998,858         293
              Paccar Financial Corp.:
     3,000M   4/14/05                                                                 2.70       2,997,071         176
     2,000M   4/29/05                                                                 2.77       1,995,691         117
              PepsiCo, Inc.:
     3,000M   4/18/05+                                                                2.73       2,996,132         176
     1,900M   4/20/05+                                                                2.73       1,897,262         111
     5,000M   Pfizer, Inc., 4/20/05+                                                  2.73       4,992,794         293
     1,000M   Procter & Gamble Co., 4/25/05+                                          2.57         998,278          59
     5,000M   Prudential Funding Corp., 4/4/05                                        2.57       4,998,927         293
     1,000M   Sherwin-Williams Co., 4/27/05+                                          2.75         998,013          58
     2,500M   Toyota Motor Credit Corp., 4/5/05                                       2.63       2,499,268         147
     5,000M   Wal-Mart Stores, Inc., 5/3/05+                                          2.73       4,987,865         292
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $99,382,271)                                               99,382,271       5,823
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--33.3%
              Fannie Mae:
     2,300M   5/3/05                                                                  1.36       2,300,000         135
     2,000M   5/9/05                                                                  1.65       1,999,693         117
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (Continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
March 31, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
Fannie Mae (Continued)
    $3,000M   5/16/05                                                                 1.65%     $3,000,000        $176
       660M   5/16/05                                                                 2.10         659,621          39
     4,000M   5/23/05                                                                 1.75       4,000,000         234
       500M   7/14/05                                                                 2.28         498,893          29
       555M   7/22/05                                                                 2.30         550,967          32
     1,225M   8/5/05                                                                  2.90       1,220,462          72
       500M   9/2/05                                                                  3.00         498,254          29
       550M   10/21/05                                                                2.85         547,593          32
       495M   11/14/05                                                                2.85         492,881          29
     1,000M   12/15/05                                                                2.88         996,393          58
     2,000M   3/17/06                                                                 3.31       1,998,988         117
    10,818M   Farm Credit System Financial
              Assistance Corp., 6/10/05                                               2.85      10,937,230         641
              Federal Farm Credit Bank:
     1,850M   6/21/05                                                                 2.46       1,849,736         108
       250M   7/28/05                                                                 2.70         249,122          15
              Federal Home Loan Bank:
     1,000M   4/14/05                                                                 2.19         999,654          59
     2,500M   4/27/05                                                                 1.33       2,499,937         147
     2,000M   5/13/05                                                                 1.56       2,000,000         117
     2,000M   5/27/05                                                                 1.78       2,000,000         117
     1,200M   6/16/05                                                                 2.10       1,198,419          70
       500M   6/17/05                                                                 2.05         499,566          29
       500M   6/17/05                                                                 2.65         498,908          29
       500M   6/30/05                                                                 2.65         498,509          29
       750M   7/8/05                                                                  2.28         748,249          44
     1,500M   7/8/05                                                                  2.38       1,496,131          88
     1,000M   8/15/05                                                                 2.33       1,003,334          59
     1,000M   9/30/05                                                                 3.00         994,013          58
     1,000M   10/27/05                                                                2.43         997,486          59
     1,850M   11/4/05                                                                 2.53       1,849,793         108
     1,375M   11/15/05                                                                2.52       1,390,003          82
     3,000M   12/30/05                                                                3.12       2,968,420         174
     2,000M   3/13/06                                                                 3.31       1,985,012         116
              Freddie Mac:
     1,000M   5/26/05                                                                 2.26         999,436          59
       300M   11/17/05                                                                2.54         299,526          18
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $56,726,229)                                                                              56,726,229       3,325
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--4.5%
    $4,700M   Federal Farm Credit Bank, 9/1/05                                        2.93%     $4,701,559        $275
     3,000M   Federal Home Loan Bank, 10/5/05                                         2.45       2,998,964         176
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $7,700,523)                                             7,700,523         451
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--2.7%
              Bank of America, NA:
       938M   5/9/05                                                                  2.79         935,142          55
     2,446M   5/10/05                                                                 2.79       2,438,991         143
     1,271M   5/16/05                                                                 2.79       1,265,867          74
----------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $4,640,000)                                            4,640,000         272
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $168,449,023)**                                      98.7%    168,449,023       9,871
Other Assets, Less Liabilities                                                         1.3       2,203,454         129
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $170,652,477     $10,000
======================================================================================================================

  * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2005.

 ** Aggregate cost for federal income tax purposes is the same

  + Security exempt from registration under Section 4(2) of the Securities
    Act of 1933 (see Note 4)

See notes to financial statements


Fund Expenses
FIRST INVESTORS GOVERNMENT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------------------------------
                                                                 Beginning           Ending
                                                                  Account            Account           Expenses Paid
                                                                   Value              Value            During Period
                                                                 (10/1/04)          (3/31/05)       (10/1/04-3/31/05)*
----------------------------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                                           $1,000.00          $1,006.55              $5.50
Hypothetical
(5% annual return before expenses)                               $1,000.00          $1,019.45              $5.54
----------------------------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                                           $1,000.00          $1,002.76              $9.24
Hypothetical
(5% annual return before expenses)                               $1,000.00          $1,015.71              $9.30
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Government National Mortgage Association                        76.6%
Fannie Mae                                                      17.5%
Cash Equivalents                                                 3.3%
Freddie Mac                                                      2.6%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--96.1%
              Fannie Mae--17.4%
   $26,329M   5.5%, 4/1/2033 - 7/1/2034                                                        $26,429,570      $1,349
     6,227M   6%, 9/1/2032                                                                       6,375,099         325
     1,130M   8%, 9/1/2027                                                                       1,235,622          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,040,291       1,737
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--2.6%
     4,995M   5.5%, 2/1/2035                                                                     5,012,962         256
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage
              Association I Program--74.6%
    12,381M   5%, 4/15/2034 - 3/15/2035                                                         12,230,586         624
    36,910M   5.5%, 3/15/2033 - 2/15/2035                                                       37,344,045       1,905
    41,779M   6%, 3/15/2031 - 11/15/2034                                                        43,071,091       2,197
    31,675M   6.5%, 10/15/2028 - 8/15/2034                                                      33,251,441       1,697
    10,776M   7%, 7/15/2027 - 4/15/2034                                                         11,433,044         583
     6,051M   7.5%, 7/15/2023 - 6/15/2034                                                        6,499,516         332
     2,232M   8%, 4/15/2030 - 6/15/2034                                                          2,421,571         124
----------------------------------------------------------------------------------------------------------------------
                                                                                               146,251,294       7,462
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage
              Association II Program--1.5%
     2,781M   7%, 6/20/2023 - 10/20/2029                                                         2,938,037         150
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates
(cost $188,605,652)                                                                            188,242,584       9,605
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--3.3%
              U.S. Treasury Bills:
       550M   2.47%, 4/7/05                                                                        549,774          28
     4,500M   2.59%, 4/14/05                                                                     4,495,791         229
     1,500M   2.65%, 4/21/05                                                                     1,497,790          76
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
(cost $6,543,355)                                                                                6,543,355         333
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $195,149,007)                                        99.4%    194,785,939       9,938
Other Assets, Less Liabilities                                                          .6       1,222,947          62
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $196,008,886     $10,000
======================================================================================================================

See notes to financial statements


Fund Expenses
FIRST INVESTORS INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------------------------------
                                                                 Beginning           Ending
                                                                  Account            Account           Expenses Paid
                                                                   Value              Value            During Period
                                                                 (10/1/04)          (3/31/05)       (10/1/04-3/31/05)*
----------------------------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                                           $1,000.00            $999.23              $5.48
Hypothetical
(5% annual return before expenses)                               $1,000.00          $1,019.45              $5.54
----------------------------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                                           $1,000.00            $995.66              $9.20
Hypothetical
(5% annual return before expenses)                               $1,000.00          $1,015.71              $9.30
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition

Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                                      26.2%
Industrials                                                     14.1%
Consumer Staples                                                13.4%
Consumer Discretionary                                           9.7%
Utilities                                                        8.3%
Materials                                                        6.5%
U.S. Government Obligations                                      6.1%
U.S. Government Agency Obligations                               4.2%
Telecommunication Services                                       2.9%
Health Care                                                      2.7%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.


Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--80.2%
              Aerospace/Defense--1.8%
              Honeywell International, Inc.:
    $1,500M   7.5%, 2010                                                                        $1,685,151         $79
       975M   6.125%, 2011                                                                       1,042,397          49
       400M   Precision Castparts Corp., 5.6%, 2013                                                402,562          19
       717M   TRW, Inc., 7.125%, 2009                                                              772,920          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,903,030         184
----------------------------------------------------------------------------------------------------------------------
              Automotive--1.7%
     2,000M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                        2,225,924         105
       886M   Ford Motor Co., 8.9%, 2032                                                           898,066          42
       500M   Lear Corp., 8.11%, 2009                                                              541,569          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,665,559         173
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.4%
       700M   Lubrizol Corp., 7.25%, 2025                                                          778,298          37
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables--.3%
       650M   Black & Decker Corp., 4.75%, 2014                                                    626,946          30
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--2.2%
     1,800M   Colgate-Palmolive Co., 7.84%, 2007                                                 1,934,347          91
     1,350M   Procter & Gamble Co., 4.85%, 2015                                                  1,323,527          63
     1,415M   Unilever Capital Corp., 6.875%, 2005                                               1,450,580          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,708,454         222
----------------------------------------------------------------------------------------------------------------------
              Energy--1.6%
       500M   Mobil Corp., 8.625%, 2021                                                            696,517          33
       833M   Repsol International Finance BV, 7.45%, 2005                                         843,278          40
       975M   Sunoco, Inc., 9.375%, 2016                                                         1,030,878          48
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    848,493          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,419,166         161
----------------------------------------------------------------------------------------------------------------------
              Financial--5.9%
       875M   American General Finance Corp., 8.125%, 2009                                         985,579          47
       300M   Caterpillar Financial Services Corp., 4.6%, 2014                                     291,959          14
              CIT Group, Inc.:
       300M   6.875%, 2009                                                                         324,409          15
     1,900M   7.75%, 2012                                                                        2,200,694         104
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
              ERAC USA Finance Enterprise Co.:
    $1,775M   7.35%, 2008+                                                                      $1,917,616         $90
       520M   8%, 2011+                                                                            599,635          28
              General Electric Capital Corp.:
       850M   7.875%, 2006                                                                         901,435          42
       700M   8.5%, 2008                                                                           782,280          37
     1,000M   5.45%, 2013                                                                        1,028,813          49
     1,550M   General Motors Acceptance Corp., 7.75%, 2010                                       1,490,224          70
     1,825M   Household Finance Corp., 6.5%, 2008                                                1,935,914          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,458,558         587
----------------------------------------------------------------------------------------------------------------------
              Financial Services--12.3%
              Bank of America Corp.:
     1,067M   7.8%, 2010                                                                         1,209,053          57
     1,225M   7.4%, 2011                                                                         1,382,640          65
              Bank One Corp.:
     1,165M   7.6%, 2007                                                                         1,241,500          58
       700M   7.875%, 2010                                                                         798,252          38
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  797,180          38
     1,750M   Comerica, 7.125%, 2013                                                             1,894,170          89
     1,595M   Fifth Third Bank, 3.375%, 2008                                                     1,540,984          73
     1,200M   First Union National Bank, 7.8%, 2010                                              1,376,118          65
     1,000M   Fleet Capital Trust II, 7.92%, 2026                                                1,079,303          51
     1,500M   Florida Windstorm Underwriting Assoc.,
              7.125%, 2019+                                                                      1,731,243          81
     1,200M   Greenpoint Bank, 9.25%, 2010                                                       1,441,813          68
       775M   Huntington National Bank, 8%, 2010                                                   875,614          41
       795M   Manufacturers & Traders Trust Co., 8%, 2010                                          919,138          43
     1,200M   National City Bank of Pennsylvania, 7.25%, 2011                                    1,363,319          64
       288M   NBD Bancorp, Inc., 7.125%, 2007                                                      304,462          14
     1,125M   Old National Bank, 6.75%, 2011                                                     1,233,912          58
     1,298M   Republic NY Corp., 7.75%, 2009                                                     1,440,337          68
     1,600M   Royal Bank of Scotland Group PLC, 5%, 2014                                         1,589,240          75
              U.S. Bank NA:
       600M   4.95%, 2014                                                                          593,487          28
       900M   6.3%, 2014                                                                           977,103          46
              Washington Mutual, Inc.:
     1,825M   8.25%, 2010                                                                        2,072,382          98
       250M   4.625%, 2014                                                                         236,599          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,097,849       1,229
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.5%
              Coca-Cola Enterprises, Inc.:
    $1,050M   7.125%, 2009                                                                      $1,153,462         $54
     1,100M   7.125%, 2017                                                                       1,266,345          60
     1,995M   ConAgra Foods, Inc., 6.75%, 2011                                                   2,195,428         103
       700M   Hershey Foods Corp., 6.7%, 2005                                                      710,319          33
     1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                               1,198,863          57
       900M   Philip Morris Companies, Inc., 6.95%, 2006                                           926,565          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,450,982         351
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.5%
     1,550M   Delhaize America, Inc., 8.125%, 2011                                               1,730,608          82
     1,600M   Kroger Co., 7%, 2018                                                               1,770,280          83
              Safeway, Inc.:
       510M   7%, 2007                                                                             536,449          25
       450M   9.3%, 2007                                                                           483,460          23
       700M   6.5%, 2011                                                                           742,742          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,263,539         248
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.7%
     1,690M   International Paper Co., 6.75%, 2011                                               1,855,284          87
     1,725M   Sappi Papier Holding AG, 6.75%, 2012+                                              1,873,799          88
              Weyerhaeuser Co.:
     1,100M   7.25%, 2013                                                                        1,248,052          59
       610M   7.5%, 2013                                                                           703,336          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,680,471         267
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.8%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         825,000          39
       750M   Park Place Entertainment Corp., 9.375%, 2007                                         799,688          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,624,688          77
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.7%
     1,880M   Becton, Dickinson & Co., 7.15%, 2009                                               2,069,632          98
       900M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            916,492          43
     1,130M   Tenet Healthcare Corp., 6.375%, 2011                                               1,048,075          49
     1,500M   Wyeth, 6.95%, 2011                                                                 1,646,998          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,681,197         268
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.1%
      $250M   First Data Corp., 4.7%, 2013                                                        $244,509         $12
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--3.1%
       875M   Ingersoll-Rand Co., 9%, 2021                                                       1,197,291          56
     1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                                               1,757,872          83
       775M   Rubbermaid, Inc, 6.6%, 2006                                                          803,083          38
              United Technologies Corp.:
       900M   6.5%, 2009                                                                           969,761          46
     1,600M   7.125%, 2010                                                                       1,790,360          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,518,367         307
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.1%
              Comcast Cable Communications, Inc.:
     1,300M   8.375%, 2007                                                                       1,400,998          66
     1,350M   7.125%, 2013                                                                       1,504,216          71
              Cox Communications, Inc.:
       400M   4.625%, 2013                                                                         373,349          18
       500M   5.5%, 2015                                                                           484,708          23
       700M   PanAmSat Corp., 6.375%, 2008                                                         708,750          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,472,021         211
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--5.1%
     1,575M   AOL Time Warner, Inc., 6.875%, 2012                                                1,722,459          81
     1,480M   Cox Enterprises, Inc., 8%, 2007+                                                   1,560,633          74
       500M   Houghton Mifflin Co., 7.2%, 2011                                                     517,500          24
              New York Times Co.:
       500M   6.95%, 2009                                                                          546,163          26
     1,200M   5%, 2015                                                                           1,193,010          56
              News America, Inc.:
       500M   5.3%, 2014+                                                                          490,718          23
     1,600M   7.3%, 2028                                                                         1,788,064          84
     1,000M   Time Warner, Inc., 6.875%, 2018                                                    1,101,856          52
              Viacom, Inc.:
       775M   7.75%, 2005                                                                          780,172          37
       500M   8.625%, 2012                                                                         597,658          28
       360M   8.875%, 2014                                                                         456,533          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,754,766         507
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--3.3%
    $2,200M   Alcan, Inc., 4.5%, 2013                                                           $2,123,724        $100
     1,300M   Alcoa, Inc., 6%, 2012                                                              1,387,814          65
     1,846M   Hanson PLC, 7.875%, 2010                                                           2,098,586          99
     1,350M   Thiokol Corp., 6.625%, 2008                                                        1,428,312          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,038,436         331
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--6.9%
     1,654M   Archstone-Smith Trust, 7.9%, 2016                                                  1,899,144          89
              AvalonBay Communities, Inc.:
     1,900M   7.5%, 2010                                                                         2,135,378         101
       200M   6.625%, 2011                                                                         217,127          10
     1,800M   Boston Properties, Inc., 5%, 2015                                                  1,737,540          82
              Duke Weeks Realty Corp.:
     1,350M   7.75%, 2009                                                                        1,500,054          71
       200M   4.625%, 2013                                                                         191,806           9
              EOP Operating LP:
     1,705M   8.1%, 2010                                                                         1,938,740          91
       150M   7.25%, 2018                                                                          168,485           8
     1,900M   Mack-Cali Realty LP, 7.75%, 2011                                                   2,150,507         101
              Simon Property Group, Inc.:
     1,875M   7.875%, 2016+                                                                      2,156,543         102
       425M   7.375%, 2018                                                                         476,489          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,571,813         686
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.5%
     1,750M   Federated Department Stores, Inc., 7.45%, 2017                                     1,996,736          94
       900M   Lowe's Companies, Inc., 8.25%, 2010                                                1,046,767          49
     1,675M   RadioShack Corp., 7.375%, 2011                                                     1,892,973          89
              Target Corp.:
       190M   5.375%, 2009                                                                         196,213           9
     1,620M   7.5%, 2010                                                                         1,836,837          87
              Wal-Mart Stores, Inc.:
       850M   8%, 2006                                                                             896,712          42
     1,800M   4.125%, 2011                                                                       1,745,854          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,612,092         452
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--2.8%
    $1,200M   Deutsche Telekom AG, 8.5%, 2010                                                   $1,381,568         $65
              GTE Corp.:
       909M   6.84%, 2018                                                                        1,001,507          47
       500M   7.9%, 2027                                                                           538,429          25
       800M   New York Telephone Co., 6.125%, 2010                                                 832,555          39
     1,325M   Sprint Capital Corp., 6.375%, 2009                                                 1,400,752          66
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   847,935          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,002,746         282
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.4%
              Burlington Northern Santa Fe Corp.:
       725M   7.875%, 2007                                                                         773,175          36
     1,125M   7.125%, 2010                                                                       1,250,050          59
       700M   6.75%, 2011                                                                          769,265          36
       600M   Caliber System, Inc., 7.8%, 2006                                                     626,890          30
              Canadian National Railway Co.:
     1,015M   6.45%, 2006                                                                        1,043,616          49
       850M   7.375%, 2031                                                                       1,057,011          50
       650M   FedEx Corp., 3.5%, 2009                                                              625,700          29
       800M   Norfolk Southern Corp., 7.7%, 2017                                                   964,738          45
     1,700M   Union Pacific Corp., 7.375%, 2009                                                  1,864,643          88
       300M   Union Pacific Railroad, 7.28%, 2011                                                  336,194          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,311,282         438
----------------------------------------------------------------------------------------------------------------------
              Utilities--8.1%
       500M   Cogentrix Energy, Inc., 8.75%, 2008+                                                 568,479          27
       700M   Columbia Energy Group, 6.8%, 2005                                                    713,668          34
              Consumers Energy Co.:
       735M   6.375%, 2008                                                                         767,994          36
     1,700M   6.875%, 2018                                                                       1,910,351          90
     1,450M   Dominion Resources, Inc., 5%, 2013                                                 1,431,183          67
     1,000M   DPL, Inc., 6.875%, 2011                                                            1,067,469          50
     1,650M   Duke Capital Corp., 8%, 2019                                                       1,961,937          92
     1,371M   Eastern Energy Ltd., 6.75%, 2006+                                                  1,426,295          67
       795M   El Paso Energy Corp., 7.375%, 2012                                                   773,138          36
       500M   Entergy Gulf States, Inc., 6.2%, 2033                                                499,937          24
       700M   Michigan Consolidated Gas Co., 7.06%, 2012                                           785,379          37
       547M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          557,398          26
     1,200M   NiSource Finance Corp., 7.875%, 2010                                               1,370,029          65
     1,350M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,457,407          69
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $775M   PSI Energy, Inc., 8.85%, 2022                                                     $1,037,279         $49
       900M   Wisconsin Power & Light Co., 7%, 2007                                                948,400          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,276,343         814
----------------------------------------------------------------------------------------------------------------------
              Waste Management--1.4%
              Allied Waste NA, Inc.:
       750M   8.875%, 2008                                                                         779,062          37
       500M   5.75%, 2011                                                                          457,500          21
              Waste Management, Inc.:
     1,400M   6.875%, 2009                                                                       1,507,936          71
       300M   7.375%, 2010                                                                         334,706          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,079,204         145
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $164,750,973)                                             170,240,316       8,019
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--6.0%
              U.S. Treasury Notes:
     1,800M   5.875%, 2005                                                                       1,829,392          86
     3,500M   6.625%, 2007                                                                       3,699,475         174
     2,100M   5.625%, 2008                                                                       2,201,638         104
     1,300M   6%, 2009                                                                           1,397,399          66
     3,300M   6.5%, 2010                                                                         3,634,772         171
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $12,938,693)                                   12,762,676         601
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--4.1%
              Fannie Mae:
     1,600M   6.125%, 2012                                                                       1,733,749          82
     1,287M   5%, 2016                                                                           1,230,958          58
     1,000M   Federal Home Loan Bank, 7.23%, 2015                                                1,132,017          53
              Freddie Mac:
     1,400M   4.6%, 2018                                                                         1,320,185          62
       900M   5%, 2018                                                                             867,732          41
     2,300M   Tennessee Valley Authority, 5.375%, 2008                                           2,387,418         113
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government
Agency Obligations (cost $8,812,366)                                                             8,672,059         409
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--3.8%
              Real Estate--.7%
    $1,281M   FDA Queens LP, 6.99%, 2017+                                                       $1,429,966         $67
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.1%
       688M   American Airlines, Inc., 7.377%, 2019                                                455,126          22
       446M   Canadian National Railway Co., 7.195%, 2016                                          512,577          24
              Continental Airlines, Inc.:
       521M   6.748%, 2017                                                                         425,824          20
     1,510M   8.388%, 2020                                                                       1,253,661          59
     1,358M   FedEx Corp., 7.5%, 2018                                                            1,550,192          73
       702M   Northwest Airlines, Inc., 8.072%, 2019                                               767,890          36
       943M   NWA Trust, 10.23%, 2012                                                              834,963          39
       825M   Southwest Airlines Co., 6.126%, 2006                                                 840,171          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,640,404         313
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $8,687,671)                                       8,070,370         380
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.7%
              Housing
              Virginia State Housing Development Authority:
       800M   Series "A", 6.51%, 2019                                                              845,904          39
       710M   Series "M", 7%, 2022                                                                 770,875          36
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,467,471)                                                 1,616,779          75
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--1.9%
     4,000M   U.S. Treasury Bills, 2.59%, 4/14/05
              (cost $3,996,259)                                                                  3,996,259         189
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--1.4%
     3,000M   Freddie Mac, 2.66%, 4/5/05 (cost $2,999,112)                                       2,999,112         141
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $203,652,545)                                        98.1%    208,357,571       9,814
Other Assets, Less Liabilities                                                         1.9       3,942,774         186
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $212,300,345     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4)

See notes to financial statements



Fund Expenses
FIRST INVESTORS FUND FOR INCOME, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------------------------------
                                                                 Beginning           Ending
                                                                  Account            Account           Expenses Paid
                                                                   Value              Value            During Period
                                                                 (10/1/04)          (3/31/05)       (10/1/04-3/31/05)*
----------------------------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                                           $1,000.00          $1,016.54              $6.44
Hypothetical
(5% annual return before expenses)                               $1,000.00          $1,018.55              $6.44
----------------------------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                                           $1,000.00          $1,012.80              $9.94
Hypothetical
(5% annual return before expenses)                               $1,000.00          $1,015.06              $9.95
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.28% for Class A shares and 1.98% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Discretionary                                          24.5%
Consumer Staples                                                22.2%
Materials                                                       16.2%
Energy                                                           8.6%
Industrials                                                      8.4%
Health Care                                                      7.5%
Financials                                                       5.0%
Telecommunication Services                                       4.0%
U.S. Government Obligations                                      0.9%
Information Technology                                           0.3%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2005
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--93.0%
              Aerospace/Defense--4.0%
    $3,450M   Alliant Techsystems, Inc., 8.5%, 2011                                             $3,674,250         $60
              DRS Technologies, Inc.:
       900M   6.875%, 2013                                                                         904,500          15
     4,350M   6.875%, 2013+                                                                      4,371,750          72
     6,000M   DynCorp International, 9.5%, 2013+                                                 5,857,500          96
     1,747M   GenCorp, Inc., 9.5%, 2013                                                          1,956,640          32
              L-3 Communications Corp.:
     1,600M   7.625%, 2012                                                                       1,708,000          28
     3,600M   6.125%, 2014                                                                       3,564,000          58
     2,300M   5.875%, 2015                                                                       2,219,500          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,256,140         397
----------------------------------------------------------------------------------------------------------------------
              Automotive--7.5%
     2,700M   Accuride Corp., 8.5%, 2015+                                                        2,659,500          44
              Asbury Automotive Group, Inc.:
     3,400M   9%, 2012                                                                           3,485,000          57
     5,400M   8%, 2014                                                                           5,265,000          86
     4,208M   Cambridge Industries Liquidating Trust, 2007++**                                       8,417          --
              Collins & Aikman Products Co.:
     3,750M   10.75%, 2011                                                                       3,103,125          51
     8,750M   12.875%, 2012+                                                                     3,981,250          65
     5,450M   Dana Corp., 9%, 2011                                                               5,997,660          98
              Delco Remy International, Inc.:
     5,800M   11%, 2009                                                                          5,365,000          88
     3,250M   9.375%, 2012                                                                       2,746,250          45
     2,000M   Navistar International Corp., 6.25%, 2012+                                         1,910,000          31
     2,500M   Special Devices, Inc., 11.375%, 2008                                               2,400,000          39
       500M   Tenneco Automotive, Inc., 8.625%, 2014+                                              488,750           8
     4,693M   TRW Automotive, Inc., 9.375%, 2013                                                 5,068,440          83
     3,600M   United Components, Inc., 9.375%, 2013                                              3,609,000          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                46,087,392         754
----------------------------------------------------------------------------------------------------------------------
              Chemicals--11.7%
     1,940M   BCP Caylux Holding Lux SCA, 9.625%, 2014+                                          2,221,300          36
     3,500M   Equistar Chemicals LP, 10.625%, 2011                                               3,946,250          65
       450M   Ethyl Corp., 8.875%, 2010                                                            483,750           8
     3,500M   FMC Corp., 10.25%, 2009                                                            3,920,000          64
     6,550M   Huntsman International LLC, 7.375%, 2015+                                          6,550,000         107
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
              Huntsman, LLC:
    $1,636M   11.625%, 2010                                                                     $1,922,300         $31
     2,765M   11.5%, 2012+                                                                       3,248,875          53
     7,000M   IMC Global, Inc., 10.875%, 2013                                                    8,400,000         138
              Lyondell Chemical Co.:
     1,000M   9.625%, 2007                                                                       1,077,500          18
     8,000M   10.875%, 2009                                                                      8,340,000         137
              Millennium America, Inc.:
       900M   7%, 2006                                                                             918,000          15
     4,375M   9.25%, 2008                                                                        4,714,063          77
       250M   Nalco Co., 8.875%, 2013                                                              268,750           4
     4,900M   Omnova Solutions, Inc., 11.25%, 2010                                               5,145,000          84
     1,000M   PQ Corp., 7.5%, 2013+                                                                990,000          16
     8,150M   Resolution Performance Products, LLC, 13.5%,
              2010                                                                               8,842,750         145
     2,250M   Southern States Cooperative, Inc., 10.5%, 2010+                                    2,345,625          38
     5,526M   Terra Capital, Inc., 11.5%, 2010                                                   6,382,530         105
       622M   Texas Petrochemicals Corp., 7.25%, 2009                                            1,122,710          18
       592M   Westlake Chemical Corp., 8.75%, 2011                                                 650,460          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                71,489,863       1,170
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--4.6%
     1,700M   Broder Brothers Co., 11.25%, 2010+                                                 1,870,000          31
     4,000M   GFSI, Inc., 9.625%, 2007                                                           3,860,000          63
              Levi Strauss & Co.:
     3,480M   11.625%, 2008                                                                      3,706,200          61
     4,600M   7.73%, 2012+***                                                                    4,542,500          74
     4,000M   9.75%, 2015+                                                                       3,950,000          65
     7,200M   Playtex Products, Inc., 9.375%, 2011                                               7,524,000         123
     2,500M   Remington Arms Co., 10.5%, 2011                                                    2,475,000          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,927,700         457
----------------------------------------------------------------------------------------------------------------------
              Energy--8.4%
     7,000M   Bluewater Finance, Ltd., 10.25%, 2012                                              7,630,000         125
              Chesapeake Energy Corp.:
     4,500M   9%, 2012                                                                           4,989,375          81
     1,800M   7.5%, 2014                                                                         1,912,500          31
     3,394M   Compagnie Generale de Geophysique, 10.625%,
              2007                                                                               3,589,155          59
     4,075M   Dresser, Inc., 9.375%, 2011                                                        4,339,875          71
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
   $13,750M   El Paso Production Holding Co., 7.75%, 2013                                      $13,990,625        $229
     1,800M   Energy Partners, Ltd., 8.75%, 2010                                                 1,935,000          32
              Giant Industries, Inc.:
     6,289M   11%, 2012                                                                          7,200,905         118
     2,600M   8%, 2014                                                                           2,613,000          43
     1,000M   Hanover Compressor Co. Zero Coupon
              (effective yield 11.37%), 2007##                                                     885,000          14
       250M   Hornbeck Offshore Services, Inc., 6.125%, 2014                                       247,500           4
     1,750M   Tesoro Petroleum Corp., 9.625%, 2008                                               1,885,625          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                51,218,560         838
----------------------------------------------------------------------------------------------------------------------
              Financial Services--3.3%
    14,500M   Dow Jones CDX, High Yield, Trust 1,
              Series 3-1, 7.75%, 2009+                                                          14,173,750         232
     6,000M   Dow Jones CDX, High Yield, Trust 4,
              Series 3-4, 10.5%, 2009+                                                           5,722,500          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,896,250         326
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.0%
              Land O'Lakes, Inc.:
     1,800M   9%, 2010                                                                           1,953,000          32
     7,300M   8.75%, 2011                                                                        7,318,250         120
     6,150M   Merisant Co., 9.5%, 2013+                                                          5,319,750          87
     1,800M   Pierre Foods, Inc., 9.875%, 2012                                                   1,894,500          31
              Pilgrim's Pride Corp.:
     1,550M   9.625%, 2011                                                                       1,689,500          28
       150M   9.25%, 2013                                                                          165,750           3
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,340,750         301
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.0%
              Great Atlantic & Pacific Tea Company, Inc.:
     2,610M   7.75%, 2007                                                                        2,636,100          43
     1,740M   9.125%, 2011                                                                       1,718,250          28
     4,000M   Ingles Markets, Inc., 8.875%, 2011                                                 4,120,000          67
     3,500M   Roundy's, Inc., 8.875%, 2012                                                       3,762,500          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,236,850         200
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--3.3%
    $9,300M   AEP Industries, Inc., 9.875%, 2007                                                $9,453,069        $155
     1,250M   Pliant Corp., 0%-11.125%, 2009#                                                    1,131,250          18
     4,300M   Stone Container Corp., 9.75%, 2011                                                 4,622,500          76
              Tekni-Plex, Inc.:
     3,625M   12.75%, 2010                                                                       3,045,000          50
     2,000M   8.75%, 2013+                                                                       1,905,000          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,156,819         330
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--3.1%
     4,250M   Circus & Eldorado/Silver Legacy, 10.125%,
              2012                                                                               4,579,375          75
       500M   Herbst Gaming, Inc., 8.125%, 2012                                                    522,500           8
     1,800M   Isle of Capri Casinos, Inc., 7%, 2014                                              1,791,000          29
     3,000M   John Q. Hammons Hotels, LP, 8.875%, 2012                                           3,232,500          53
              Park Place Entertainment Corp.:
     3,500M   9.375%, 2007                                                                       3,731,875          61
     5,000M   7%, 2013                                                                           5,387,500          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,244,750         314
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.4%
       450M   Alliance Imaging Inc., 7.25%, 2012+                                                  427,500           7
     4,000M   Encore Medical IHC, Inc., 9.75%, 2012+                                             3,920,000          64
       755M   Fisher Scientific International, Inc., 8.125%,
              2012                                                                                 822,950          14
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2005++**                                         2,750          --
     4,350M   HCA, Inc., 5.25%, 2008                                                             4,367,182          72
     4,000M   Insight Health Services Corp., 9.875%, 2011                                        3,940,000          64
       500M   Medex, Inc., 8.875%, 2013                                                            567,500           9
     4,500M   MedQuest, Inc., 11.875%, 2012                                                      4,432,500          73
     2,800M   Owens & Minor, Inc., 8.5%, 2011                                                    2,996,000          49
     3,600M   PerkinElmer, Inc., 8.875%, 2013                                                    4,050,000          66
     1,725M   Quintiles Transnational Corp., 10%, 2013                                           1,949,250          32
     3,500M   Rotech Healthcare, Inc., 9.5%, 2012                                                3,780,000          62
              Tenet Healthcare Corp.:
    12,400M   6.375%, 2011                                                                      11,501,000         188
     2,250M   9.25%, 2015+                                                                       2,255,625          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                45,012,257         737
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--2.7%
    $1,740M   Builders FirstSource, Inc., 7.024%, 2012+***                                      $1,722,600         $28
     4,050M   Integrated Electrical Services, Inc., 9.375%,
              2009                                                                               3,908,250          64
       900M   NTK Holdings, 0%-10.75%, 2014+#                                                      483,750           8
     7,700M   Ply Gem Industries, Inc., 9%, 2012                                                 7,315,000         120
     2,700M   William Lyon Homes, Inc., 10.75%, 2013                                             2,983,500          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,413,100         269
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.3%
     3,000M   Exodus Communications, Inc., 10.75%, 2009++**                                          1,875          --
              Iron Mountain, Inc.:
     1,000M   8.625%, 2013                                                                       1,015,000          17
     1,000M   6.625%, 2016                                                                         917,500          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,934,375          32
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.6%
     1,638M   Finova Group, Inc., 7.5%, 2009                                                       716,625          12
     3,400M   General Motors Acceptance Corp., 4.5%, 2006                                        3,317,645          54
     5,500M   LaBranche & Co., Inc., 11%, 2012                                                   5,857,500          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,891,770         162
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--3.0%
              Columbus McKinnon Corp.:
     7,900M   8.5%, 2008                                                                         7,939,500         130
       500M   10%, 2010                                                                            546,250           9
     1,800M   Eagle-Picher Industries, Inc., 9.75%, 2013                                         1,161,000          19
     2,500M   Itron, Inc., 7.75%, 2012+                                                          2,500,000          41
              Wolverine Tube, Inc.:
     3,000M   7.375%, 2008+                                                                      2,910,000          47
     3,000M   10.5%, 2009                                                                        3,180,000          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,236,750         298
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.6%
       650M   Block Communications, Inc., 9.25%, 2009                                              695,500          11
     5,000M   Nexstar Finance Holding LLC, 0%-11.375%,
              2013 #                                                                             3,950,000          65
       450M   Nexstar Finance, Inc., 7%, 2014                                                      427,500           7
     3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                     3,165,000          52
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting (continued)
              Young Broadcasting, Inc.:
    $2,920M   10%, 2011                                                                         $3,000,300         $49
     4,900M   8.75%, 2014                                                                        4,667,250          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,905,550         260
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--11.5%
     8,745M   Adelphia Communications Corp. , 10.25%,
              2011++                                                                             8,110,987         133
     6,250M   Atlantic Broadband Finance, LLC, 9.375%,
              2014+                                                                              6,031,250          99
    18,000M   Cablevision Systems Corp., 8%, 2012+                                              18,585,000         304
              Charter Communications Holdings, LLC:
     8,500M   10%, 2009                                                                          6,927,500         113
     1,000M   10.75%, 2009                                                                         825,000          14
     2,000M   10.25%, 2010                                                                       1,615,000          26
     7,250M   0%-11.75%, 2011#                                                                   5,038,750          82
     2,000M   8%, 2012+                                                                          2,000,000          33
     5,476M   Loral Cyberstar, Inc., 10%, 2006++                                                 3,970,100          65
              Mediacom LLC/Mediacom Capital Corp.:
     6,500M   8.5%, 2008                                                                         6,613,750         108
     4,000M   7.875%, 2011                                                                       3,880,000          64
     2,000M   9.5%, 2013                                                                         2,005,000          33
     4,300M   Quebecor Media, Inc., 11.125%, 2011                                                4,773,000          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                70,375,337       1,152
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--2.4%
     5,200M   Cenveo, Inc., 7.875%, 2013                                                         4,667,000          76
     1,500M   R.H. Donnelley Financial Corp., 10.875%,
              2012+                                                                              1,736,250          29
              Six Flags, Inc.:
     2,500M   8.875%, 2010                                                                       2,362,500          39
     1,800M   9.625%, 2014                                                                       1,669,500          27
     3,400M   Universal City Development Partners, Ltd.,
              11.75%, 2010                                                                       3,893,000          64
       250M   Universal City Florida Holding Co., 7.49%, 2010+***                                  260,000           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,588,250         239
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.3%
    $1,840M   Euramax International, Inc., 8.5%, 2011                                           $1,904,400         $31
     3,000M   Murrin Murrin Holdings Property, Ltd., 9.375%,
              2007++**                                                                                  --          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,904,400          31
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--2.2%
     1,000M   General Nutrition Centers, Inc., 8.5%, 2010                                          855,000          14
     9,000M   Gregg Appliances, Inc., 9%, 2013+                                                  8,595,000         141
     4,000M   Michaels Stores, Inc., 9.25%, 2009                                                 4,245,000          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,695,000         224
----------------------------------------------------------------------------------------------------------------------
              Services--3.8%
              Allied Waste NA, Inc.:
     3,450M   5.75%, 2011                                                                        3,156,750          52
     2,700M   9.25%, 2012                                                                        2,902,500          47
     1,800M   7.875%, 2013                                                                       1,804,500          30
     6,000M   7.375%, 2014                                                                       5,460,000          89
     1,680M   Hydrochem Industrial Services, Inc., 9.25%,
              2013+                                                                              1,654,800          27
              United Rentals, Inc.:
     5,000M   6.5%, 2012                                                                         4,887,500          80
     3,600M   7%, 2014                                                                           3,312,000          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,178,050         379
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     6,050M   E. Spire Communications, Inc., 13%, 2005++**                                             605          --
     2,400M   ICG Services, Inc., 10%, 2008++**                                                      1,500          --
              XO Communications, Inc.:
     7,000M   12.5%, 2006++**                                                                        4,375          --
     2,750M   9.45%, 2008++**                                                                        1,719          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     8,199          --
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.3%
     1,750M   American Commercial Lines, LLC, 9.5%, 2015+                                        1,815,625          30
     2,700M   General Maritime Corp., 10%, 2013                                                  3,017,250          49
       500M   Great Lakes Dredge & Dock Corp., 7.75%, 2013                                         417,500           7
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
Principal                                                                                                     For Each
Amount                                                                                                      $10,000 of
or Shares     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
    $1,750M   Overseas Shipholding Group, Inc., 8.25%, 2013                                     $1,881,250         $31
       500M   Titan Petrochemicals Ltd., 8.5%, 2012+                                               470,000           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,601,625         125
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
     5,500M   AES Drax Energy, Ltd., 11.5%, 2010++                                                  55,000           1
     1,000M   Pacific Energy Partners, LP, 7.125%, 2014                                          1,040,000          17
       250M   Reliant Energy, Inc., 6.75%, 2014                                                    234,375           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,329,375          22
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--2.8%
     5,000M   Crown Castle International Corp., 9.375%, 2011                                     5,462,500          89
     5,000M   Nextel Communications, Inc., 5.95%, 2014                                           5,000,000          82
     9,600M   Triton Communications, LLC, 9.375%, 2011                                           6,840,000         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,302,500         283
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $591,500,582)                                             568,231,612       9,300
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--1.8%
              Automotive--.0%
    37,387  * Safelite Glass Corporation - Class "B"+**                                            186,935           3
     2,523  * Safelite Realty Corporation**                                                             25          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   186,960           3
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.5%
   181,689  * Texas Petrochemicals Corporation**                                                 2,816,180          46
    14,634  * Texas Petrochemicals Corporation**                                                   170,120           3
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,986,300          49
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.0%
    25,200  * Worldtex, Inc.**                                                                         252          --
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.2%
   111,700    Ingles Markets, Inc.                                                               1,487,844          24
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
 Shares,                                                                                                      Invested
 Principal                                                                                                    For Each
 Amount                                                                                                     $10,000 of
 or Warrants  Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.1%
   276,134  * RCN Corporation                                                                   $5,495,067         $90
     9,515  * RCN Corporation**                                                                    189,348           3
    24,120  * TelCove, Inc.+**                                                                     850,712          14
     2,533  * Viatel Holding (Bermuda), Ltd.                                                         1,710          --
    18,224  * World Access, Inc.                                                                        24          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,536,861         107
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $22,828,958)                                                 11,198,217         183
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.9%
    $5,000M   U.S. Treasury Notes, 7%, 2006 (cost $5,060,403)                                    5,212,895          85
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08)+**                                     30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
              Safelite Glass Corporation:
    91,625  * Class "A" (expiring 9/29/06)+**                                                          916          --
    61,084  * Class "B" (expiring 9/29/07)+**                                                          611          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,527          --
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.0%
    54,020  * Loral Cyberstar, Inc. (expiring 12/26/06)**                                               --          --
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.1%
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10)+**                                               --          --
     5,600  * Powertel, Inc. (expiring 2/1/06)**                                                   218,388           4
     9,045  * TelCove, Inc. (expiring 4/8/08)+**                                                    54,270           1
----------------------------------------------------------------------------------------------------------------------
                                                                                                   272,658           5
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,310,831)                                                          274,215           5
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Consumer Non-Durables
     7,714  * Worldtex, Inc., 12%, 2049** (cost $527,885)                                               77          --
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.8%
    $1,500M   ChevronTexaco Corp., 2.74%, 4/26/05                                               $1,497,145         $25
     3,000M   General Electric Capital Corp., 2.76%, 4/6/05                                      2,998,849          49
              New York Times Co.:
     1,000M   2.74%, 4/4/05                                                                        999,771          16
     1,500M   2.81%, 5/11/05                                                                     1,495,316          25
     4,000M   USAA Capital Corp., 2.75%, 4/8/05                                                  3,997,861          65
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $10,988,942)                                    10,988,942         180
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--.3%
     2,000M   Freddie Mac, 2.66%, 4/5/05 (cost $1,999,408)                                       1,999,408          33
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $638,217,009)                                        97.9%    597,905,366       9,786
Other Assets, Less Liabilities                                                         2.1      13,123,501         214
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $611,028,867     $10,000
======================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4)

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest Rates on Adjustable Rate Bonds are determined and reset quarterly by the indentures.
    The interest rates shown are the rates in effect on March 31, 2005.

  # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date)

 ## Zero coupon bond reflecting effective yield on the date of purchase


See notes to financial statements

Statements of Assets and Liabilities
FIRST INVESTORS
March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------
                                                                         CASH                       INVESTMENT
                                                                    MANAGEMENT      GOVERNMENT           GRADE         INCOME
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                                $168,449,023    $195,149,007    $203,652,545    $638,217,009
                                                                  ============    ============    ============    ============
At value (Note 1A)                                                $168,449,023    $194,785,939    $208,357,571    $597,905,366
Cash                                                                 1,725,451         640,713         577,160         118,266
Receivables:
Interest and dividends                                                 711,868         915,240       3,566,991      14,259,162
Shares sold                                                                 --          94,373         393,072         509,119
Other assets                                                            52,016          58,211          36,291         327,551
                                                                  ------------    ------------    ------------    ------------
Total Assets                                                       170,938,358     196,494,476     212,931,085     613,119,464
                                                                  ------------    ------------    ------------    ------------
Liabilities
Payables:
Dividends payable                                                       15,072          99,332         142,422         931,842
Shares redeemed                                                        154,787         230,598         328,781         620,841
Accrued advisory fees                                                   17,640          98,493         122,258         384,329
Accrued shareholder servicing costs                                     57,181          33,371          37,279         107,596
Accrued expenses                                                        41,201          23,796              --          45,989
                                                                  ------------    ------------    ------------    ------------
Total Liabilities                                                      285,881         485,590         630,740       2,090,597
                                                                  ------------    ------------    ------------    ------------
Net Assets                                                        $170,652,477    $196,008,886    $212,300,345    $611,028,867
                                                                  ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                   $170,652,477    $203,648,242    $214,430,337    $772,185,164
Undistributed net investment income (deficit)                               --        (732,375)     (3,334,614)        531,787
Accumulated net realized loss on investments                                --      (6,543,913)     (3,500,404)   (121,376,441)
Net unrealized appreciation (depreciation) in value
of investments                                                              --        (363,068)      4,705,026     (40,311,643)
                                                                  ------------    ------------    ------------    ------------
Total                                                             $170,652,477    $196,008,886    $212,300,345    $611,028,867
                                                                  ============    ============    ============    ============
Net Assets:
Class A                                                           $166,888,216    $179,955,623    $183,745,960    $571,618,779
Class B                                                            $ 3,764,261    $ 16,053,263    $ 28,554,385    $ 39,410,088

Shares outstanding (Note 6):
Class A                                                            166,888,216      16,433,801      18,667,872     183,097,818
Class B                                                              3,764,261       1,466,905       2,903,756      12,646,321

Net asset value and redemption price per share--Class A                 $ 1.00*         $10.95          $ 9.84          $ 3.12
                                                                  ============    ============    ============    ============
Maximum offering price per share--Class A
(Net asset value/.9425)**                                                  N/A          $11.62          $10.44          $ 3.31
                                                                  ============    ============    ============    ============
Net asset value and offering price per share--Class B (Note 6)          $ 1.00          $10.94          $ 9.83          $ 3.12
                                                                  ============    ============    ============    ============

 * Also maximum offering price per share.

** On purchases of $100,000 or more, the sales charge is reduced.


See notes to financial statements

Statements of Operations
FIRST INVESTORS
Year Ended March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------
                                                                         CASH                       INVESTMENT
                                                                    MANAGEMENT      GOVERNMENT           GRADE         INCOME
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Income (Note 1F):
Interest                                                            $1,840,063      $4,778,834      $5,510,198     $26,671,789
Dividends                                                                   --              --              --          59,651
                                                                  ------------    ------------    ------------    ------------
Total income                                                         1,840,063       4,778,834       5,510,198      26,731,440
                                                                  ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                                                          437,659         978,915         775,583       2,236,980
Distribution plan expenses - Class A                                        --         224,267         221,796         862,906
Distribution plan expenses - Class B                                    14,813          81,846         146,926         203,050
Shareholder servicing costs                                            313,253         191,130         217,125         588,298
Professional fees                                                       32,773          21,472          15,325          38,475
Registration fees                                                       15,127          22,358          17,317          18,780
Custodian fees                                                          11,574          17,247           9,805          26,296
Reports to shareholders                                                 17,007          15,547          12,945          24,826
Directors/trustees' fees                                                 3,300           3,654           3,825          11,723
Other expenses                                                          31,586          23,235          23,705          66,706
                                                                  ------------    ------------    ------------    ------------
Total expenses                                                         877,092       1,579,671       1,444,352       4,078,040
Less: Expenses waived                                                 (242,637)       (438,284)       (188,540)             --
Expenses paid indirectly                                                (6,821)         (3,357)         (8,615)        (10,720)
                                                                  ------------    ------------    ------------    ------------
Net expenses                                                           627,634       1,138,030       1,247,197       4,067,320
                                                                  ------------    ------------    ------------    ------------
Net investment income                                                1,212,429       3,640,804       4,263,001      22,664,120
                                                                  ------------    ------------    ------------    ------------

Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investments                                     --         238,439           6,614       3,933,520
Net unrealized depreciation of investments                                  --      (2,634,017)     (4,471,799)    (16,839,076)
                                                                  ------------    ------------    ------------    ------------
Net loss on investments                                                     --      (2,395,578)     (4,465,185)    (12,905,556)
                                                                  ------------    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets Resulting from Operations     $1,212,429      $1,245,226       $(202,184)     $9,758,564
                                                                  ============    ============    ============    ============

See notes to financial statements

Statements of Changes in Net Assets
FIRST INVESTORS
--------------------------------------------------------------------------------------------------------------------------------
                                                                           CASH MANAGEMENT                    GOVERNMENT
                                                                    ----------------------------    ----------------------------
                                                                    10/1/2004 to    10/1/2003 to    10/1/2004 to    10/1/2003 to
                                                                       3/31/2005       9/30/2004       3/31/2005       9/30/2004
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                               $1,212,429        $879,808      $3,640,804      $7,330,747
  Net realized gain (loss) on investments                                     --              --         238,439        (341,641)
  Net unrealized appreciation (depreciation) of investments                   --              --      (2,634,017)     (1,302,024)
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets resulting from operations    1,212,249         879,808       1,245,226       5,687,082
                                                                    ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                     (1,199,980)       (879,808)     (4,107,528)     (8,259,090
  Net investment income - Class B                                        (12,449)             --        (312,760)       (695,693)
                                                                    ------------    ------------    ------------    ------------
    Total dividends                                                   (1,212,429)       (879,808)     (4,420,288)     (8,954,783)
                                                                    ------------    ------------    ------------    ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                        114,241,778     230,381,626      12,514,627      24,724,756
    Reinvestment of dividends                                          1,181,427         866,316       3,528,418       7,024,588
    Cost of shares redeemed                                         (119,535,353)   (239,688,565)    (12,035,544)    (34,302,401)
                                                                    ------------    ------------    ------------    ------------
                                                                      (4,112,148)     (8,440,623)      4,007,501      (2,553,057)
                                                                    ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                          1,008,291       4,173,253         878,611       2,096,784
    Reinvestment of dividends                                             11,761              --         291,822         646,291
    Cost of shares redeemed                                           (2,477,702)     (4,756,069)     (1,691,376)     (6,503,702)
                                                                    ------------    ------------    ------------    ------------
                                                                      (1,457,650)       (582,816)       (520,943)     (3,760,627)
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions                   (5,569,798)     (9,023,439)      3,486,558      (6,313,684)
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                             (5,569,798)     (9,023,439)        311,496      (9,581,385)

Net Assets                                                           176,222,275     185,245,714     195,697,390     205,278,775
  Beginning of period                                               ------------    ------------    ------------    ------------
                                                                    $170,652,477    $176,222,275    $196,008,886    $195,697,390
  End of period+                                                    ============    ============    ============    ============

                                                                             $--             $--       $(732,375)        $47,109
+ Includes undistributed net investment income (deficit) of         ============    ============    ============    ============

* Shares Issued and Redeemed
  Class A:                                                           114,241,778     230,381,626       1,129,747       2,210,207
    Sold                                                               1,181,427         866,316         318,893         628,957
    Issued for dividends reinvested                                 (119,535,353)   (239,688,565)     (1,086,274)     (3,067,827)
    Redeemed                                                        ------------    ------------    ------------    ------------
                                                                      (4,112,148)     (8,440,623)        362,366        (228,663)
    Net increase (decrease) in Class A shares outstanding           ============    ============    ============    ============

  Class B:                                                             1,008,291       4,173,253          79,367         187,448
    Sold                                                                  11,761              --          26,396          57,886
    Issued for dividends reinvested                                   (2,477,702)     (4,756,069)       (152,718)       (581,334)
    Redeemed                                                        ------------    ------------    ------------    ------------
                                                                      (1,457,650)       (582,816)        (46,955)       (336,000)
    Net increase (decrease) in Class B shares outstanding           ============    ============    ============    ============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS
--------------------------------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT GRADE                     INCOME
                                                                    ----------------------------    ----------------------------
                                                                    10/1/2004 to    10/1/2003 to    10/1/2004 to    10/1/2003 to
                                                                       3/31/2005       9/30/2004       3/31/2005       9/30/2004
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                               $4,263,001      $8,124,036     $22,664,120     $42,139,614
  Net realized gain (loss) on investments                                  6,614         302,465       3,933,520      (8,251,858)
  Net unrealized appreciation (depreciation) of investments           (4,471,799)     (2,195,623)    (16,839,076)     30,961,559
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets resulting from operations     (202,184)      6,230,878       9,758,564      64,849,315
                                                                    ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                     (4,700,140)     (8,099,196)    (20,434,769)    (39,075,051)
  Net investment income - Class B                                       (672,732)     (1,336,388)     (1,293,178)     (2,588,132)
                                                                    ------------    ------------    ------------    ------------
    Total dividends                                                   (5,372,872)     (9,435,584)    (21,727,947)    (41,663,183)
                                                                    ------------    ------------    ------------    ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                         26,820,336      50,364,030      38,642,126      63,662,598
    Reinvestment of dividends                                          3,935,722       6,793,101      15,230,025      28,659,730
    Cost of shares redeemed                                          (11,897,650)    (28,437,258)    (31,666,728)    (62,497,536)
                                                                    ------------    ------------    ------------    ------------
                                                                      18,858,408      28,719,873      22,205,423      29,824,792
                                                                    ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                          1,737,996       5,712,034       3,328,249       7,671,407
    Reinvestment of dividends                                            587,728       1,164,424         950,427       1,824,251
    Cost of shares redeemed                                           (2,693,933)     (7,346,111)     (4,436,056)     (7,724,800)
                                                                    ------------    ------------    ------------    ------------
                                                                        (368,209)       (469,653)       (157,380)      1,770,858
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) from share transactions                   18,490,199      28,250,220      22,048,043      31,595,650
                                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets                             12,915,143      25,045,514      10,078,660      54,781,782

Net Assets
  Beginning of period                                                199,385,202     174,339,688     600,950,207     546,168,425
                                                                    ------------    ------------    ------------    ------------
  End of period+                                                    $212,300,345    $199,385,202    $611,028,867    $600,950,207
                                                                    ============    ============    ============    ============
+ Includes undistributed net investment income (deficit) of          $(3,334,614)    $(2,224,743)       $531,787       $(404,386)
                                                                    ============    ============    ============    ============
* Shares Issued and Redeemed
  Class A:
    Sold                                                               2,668,342       4,971,218      12,002,168      20,179,230
    Issued for dividends reinvested                                      392,986         671,503       4,750,725       9,084,550
    Redeemed                                                          (1,184,296)     (2,815,735)     (9,845,527)    (19,825,583)
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding              1,877,032       2,826,986       6,907,366       9,438,197
                                                                    ============    ============    ============    ============
  Class B:
    Sold                                                                 172,828         562,738       1,036,488       2,440,270
    Issued for dividends reinvested                                       58,727         115,116         296,738         579,255
    Redeemed                                                            (268,126)       (725,530)     (1,381,381)     (2,457,779)
                                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding                (36,571)        (47,676)        (48,155)        561,746
                                                                    ============    ============    ============    ============

See notes to financial statements

Notes to Financial Statements
March 31, 2005


1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund, and First Investors Fund For Income, Inc. ("Income Fund"), (collectively, "the Funds"), are registered under the Investment Company Act of 1940 ("the 1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. First Investors Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and secondarily seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At March 31, 2005, the Income Fund held twenty-three securities that were fair valued by its Valuation Committee with an aggregate value of $4,509,105 representing .7% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2004, capital loss carryovers were as follows:

                                                  Year Capital Loss Carryovers Expire
             --------------------------------------------------------------------------------------------------------
Fund                Total         2005       2007         2008          2009          2010          2011         2012
----                -----         ----       ----         ----          ----          ----          ----         ----
Government   $  5,337,388   $       --   $     --   $1,017,364   $ 2,144,197   $        --   $    54,921  $ 2,120,906
Investment
  Grade         3,507,018           --         --           --     1,715,940        27,419       407,283    1,356,376
Income        115,943,713    3,055,280    842,581    1,832,458    13,810,649    18,563,112    52,099,335   25,740,298


C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of First Investors Series Fund are

March 31, 2005


allocated among and charged to the assets of each Fund in First Investors Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero-coupon bonds and stepbonds is accrued daily at the effective interest rate. For the six months ended March 31, 2005, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $20,530 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2005, the Funds expenses were reduced by $8,983 under these arrangements.

2. Security Transactions--For the six months ended March 31, 2005, purchases and sales (including pay-downs on Government Fund) of securities and long-term U. S. Government obligations (excluding short-term U. S. Government obligations and short-term securities) were as follows:

                                                             Long-Term U.S.
                                   Securities        Government Obligations
                  ---------------------------   ---------------------------
                       Cost of       Proceeds        Cost of       Proceeds
Fund                 Purchases     from Sales      Purchases     from Sales
----              ------------   ------------   ------------   ------------
Government        $         --    $        --    $36,805,731    $30,884,854
Investment Grade    19,158,003      8,202,885      8,696,746      2,786,415
Income             123,687,121     87,802,418             --             --

At March 31, 2005, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                        Net
                                        Gross          Gross     Unrealized
                     Aggregate     Unrealized     Unrealized   Appreciation
Fund                      Cost   Appreciation   Depreciation  (Depreciation)
----              ------------   ------------   ------------   ------------
Government        $195,149,007    $ 1,101,943    $ 1,465,011    $  (363,068)
Investment Grade   206,868,463      5,450,595      3,961,487      1,489,108
Income             639,998,076     25,592,057     67,684,767    (42,092,710)

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC"), their transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' retirement accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2005, total directors/trustees fees accrued by the Funds amounted to $22,502.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets. FIMCO has voluntarily waived $242,637 in advisory fees to limit the Fund's overall expense ratio to .70% on Class A shares and 1.45% on Class B shares.

Government Fund-- 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived $438,284 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. FIMCO has voluntarily waived $188,540 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the six months ended March 31, 2005, total advisory fees accrued to FIMCO by the Funds were $4,429,137 of which $869,461 was waived as noted above.

For the six months ended March 31, 2005, FIC, as underwriter, received $3,472,675 in commissions from the sale of shares of the Funds after allowing $49,451 to other dealers. Shareholder servicing costs included $1,037,714 in transfer agent fees accrued to ADM and $201,650 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of

March 31, 2005


the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2005, the fees paid under the distribution plans by Government Fund and Investment Grade Fund were limited to .25% on Class A shares and 1% on Class B shares. The distribution fees paid by Cash Management Fund were limited to .75% on Class B shares.

4. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2005, Investment Grade Fund held ten 144A securities with an aggregate value of $13,754,927 representing 6.5% of the Fund's net assets and Income Fund held forty-one 144A securities with an aggregate value of $128,568,924 representing 21.0% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At March 31, 2005, Cash Management Fund held eleven Section 4(2) securities with an aggregate value of $38,797,129 representing 22.7% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk--The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--Cash Management Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Of the 5,000,000,000 $.01 par value shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and 2,500,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized by the Government Fund and of the 1,000,000,000 $1.00 par value shares originally authorized by the Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. First Investors Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                                           Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
             of Period      Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2000            $ 1.00       $.054              --         $.054          $.054             --          $.054         $ 1.00
2001              1.00        .050              --          .050           .050             --           .050           1.00
2002              1.00        .014              --          .014           .014             --           .014           1.00
2003              1.00        .006              --          .006           .006             --           .006           1.00
2004              1.00        .005              --          .005           .005             --           .005           1.00
2005(a)           1.00        .007              --          .007           .007             --           .007           1.00

Class B
-------
2000              1.00        .046              --          .046           .046             --           .046           1.00
2001              1.00        .040              --          .040           .040             --           .040           1.00
2002              1.00        .006              --          .006           .006             --           .006           1.00
2003              1.00        .001              --          .001           .001             --           .001           1.00
2004              1.00          --              --            --             --             --             --           1.00
2005(a)           1.00        .003              --          .003           .003             --           .003           1.00

---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2000            $10.93       $ .65           $ .02         $ .67          $ .66             --          $ .66         $10.94
2001             10.94         .64             .48          1.12            .65             --            .65          11.41
2002             11.41         .59             .09           .68            .59             --            .59          11.50
2003             11.50         .54            (.19)          .35            .54             --            .54          11.31
2004             11.31         .51            (.18)          .33            .51             --            .51          11.13
2005(a)          11.13         .25            (.18)          .07            .25             --            .25          10.95

Class B
-------
2000             10.92         .57             .02           .59            .58             --            .58          10.93
2001             10.93         .55             .49          1.04            .56             --            .56          11.41
2002             11.41         .50             .09           .59            .51             --            .51          11.49
2003             11.49         .45            (.19)          .26            .45             --            .45          11.30
2004             11.30         .43            (.18)          .25            .43             --            .43          11.12
2005(a)          11.12         .21            (.18)          .03            .21             --            .21          10.94

---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total     End of Period                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses   Income (Loss)          Rate
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2000                5.50%             $182         .80%          5.36%          1.08%          5.08%            --
2001                4.63               204         .80           4.52            .99           4.33             --
2002                1.38               193         .80           1.38            .90           1.28             --
2003                 .62               179         .78            .62            .97            .43             --
2004                 .50               171         .70            .50           1.05            .15             --
2005(a)              .71               167         .70+          1.40+           .98+          1.12+            --

Class B
-------
2000                4.72                 2        1.55           4.61           1.83           4.33             --
2001                3.85                 4        1.55           3.77           1.74           3.58             --
2002                 .63                 6        1.55            .63           1.65            .53             --
2003                 .05                 6        1.34            .06           1.53           (.13)            --
2004                  --                 5        1.20             --           1.55           (.35)            --
2005(a)              .33                 4        1.45+           .65+          1.73+           .37+            --

------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2000                6.38%             $124        1.12%          6.05%          1.55%          5.62%            26%
2001               10.49               137        1.10           5.70           1.53           5.27             59
2002                6.16               168        1.10           5.21           1.56           4.75             75
2003                3.08               184        1.10           4.69           1.58           4.21             65
2004                3.01               179        1.10           4.59           1.56           4.13             60
2005(a)              .65               180        1.10+          4.52+          1.55+          4.07+            16

Class B
-------
2000                5.56                 3        1.87           5.30           2.30           4.87             26
2001                9.77                 6        1.85           4.95           2.28           4.52             59
2002                5.29                16        1.85           4.46           2.31           4.00             75
2003                2.33                21        1.85           3.94           2.33           3.46             65
2004                2.25                17        1.85           3.84           2.31           3.38             60
2005(a)              .28                16        1.85+          3.77+          2.30+          3.32+            16

------------------------------------------------------------------------------------------------------------------


FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                                Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2000              $ 9.66          $ .60           $(.14)        $ .46          $ .58           $.01          $ .59         $ 9.53
2001                9.53            .61             .41          1.02            .63             --            .63           9.92
2002+               9.92            .55             .07           .62            .58             --            .58           9.96
2003                9.96            .51             .35           .86            .54             --            .54          10.28
2004               10.28            .47            (.11)          .36            .53             --            .53          10.11
2005(a)            10.11            .26            (.27)         (.01)           .26             --            .26           9.84

Class B
-------
2000                9.67            .54            (.14)          .40            .52            .01            .53           9.54
2001                9.54            .54             .41           .95            .56             --            .56           9.93
2002+               9.93            .48             .06           .54            .51             --            .51           9.96
2003                9.96            .43             .36           .79            .47             --            .47          10.28
2004               10.28            .38            (.11)          .27            .45             --            .45          10.10
2005(a)            10.10            .22            (.26)         (.04)           .23             --            .23           9.83

---------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
2000              $ 3.92          $ .35          $ (.26)        $ .09          $ .38             --          $ .38         $ 3.63
2001                3.63            .33            (.68)         (.35)           .35             --            .35           2.93
2002+               2.93            .26            (.29)         (.03)           .26             --            .26           2.64
2003                2.64            .24             .41           .65            .24             --            .24           3.05
2004                3.05            .23             .13           .36            .23             --            .23           3.18
2005(a)             3.18            .12            (.07)          .05            .11             --            .11           3.12

Class B
-------
2000                3.90            .33            (.26)          .07            .36             --            .36           3.61
2001                3.61            .31            (.67)         (.36)           .33             --            .33           2.92
2002+               2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003                2.63            .23             .41           .64            .22             --            .22           3.05
2004                3.05            .21             .12           .33            .20             --            .20           3.18
2005(a)             3.18            .11            (.07)          .04            .10             --            .10           3.12

---------------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** Net of expenses waived or assumed (Note 3)

  + Annualized

 ++ Prior to October 1, 2001, the Income Fund and the Investment Grade
    Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on the total net assets of the Funds.

(a) For the period October 1, 2004 to March 31, 2005


See notes to financial statements




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total     End of Period                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses         Income           Rate
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2000                5.03%             $ 47        1.10%          6.36%          1.35%          6.11%            62%
2001               10.93                65        1.10           6.22           1.28           6.04             21
2002+               6.48               102        1.10           5.63           1.33           5.40             13
2003                8.94               144        1.10           4.85           1.35           4.60              6
2004                3.57               170        1.10           4.49           1.32           4.27              9
2005(a)             (.08)              184        1.10+          4.22+          1.29+          4.03+             6

Class B
-------
2000                4.31                 8        1.80           5.66           2.05           5.41             62
2001               10.15                13        1.84           5.48           2.02           5.30             21
2002+               5.61                23        1.85           4.88           2.08           4.65             13
2003                8.17                31        1.85           4.10           2.10           3.85              6
2004                2.74                30        1.85           3.74           2.07           3.52              9
2005(a)             (.43)               29        1.85+          3.47+          2.04+          3.28+             6

------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
2000                2.46%             $501        1.29%          9.55%           N/A            N/A             14%
2001              (10.20)              418        1.30           9.81            N/A            N/A             18
2002+              (1.52)              397        1.35           8.90            N/A            N/A             20
2003               25.78               509        1.34           8.38            N/A            N/A             31
2004               12.06               561        1.29           7.35            N/A            N/A             37
2005(a)             1.65               572        1.28+          7.38+           N/A            N/A             15

Class B
-------
2000                1.81                23        1.99           8.85            N/A            N/A             14
2001              (10.62)               22        2.00           9.11            N/A            N/A             18
2002+              (2.33)               24        2.05           8.20            N/A            N/A             20
2003               25.24                37        2.04           7.68            N/A            N/A             31
2004               11.22                40        1.99           6.65            N/A            N/A             37
2005(a)             1.28                39        1.98+          6.68+           N/A            N/A             15

------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Inc., First Investors Government Fund, Inc., First Investors Investment Grade Fund (a series of First Investors Series Fund) and First Investors Fund For Income, Inc., as of March 31, 2005, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc., First Investors Government Fund, Inc., First Investors Investment Grade Fund and First Investors Fund For Income, Inc., as of March 31, 2005, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
May 2, 2005

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

Directors/Trustees
------------------
Robert M. Grohol

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------
Kathryn S. Head
President

George V. Ganter
Vice President 1

Michael J. O'Keefe
Vice President 2

Clark D. Wagner
Vice President 1

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

--------------------
1 First Investors Series Fund only
2 First Investors Cash Management Fund, Inc. only

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS


Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

The Nominating and Compensation Committee (the "Committee") of the Board of Directors/Trustees of the First Investors Family of Funds (the "Board") was established in November 2004. The Committee is comprised of all the Independent Directors/Trustees. The Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Directors/Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors/Trustees, and reviewing director/trustee compensation. When the Board has, or expects to have, vacancies, the Committee shall consider shareholder recommendations for nominations to fill such vacancies if such recommendations are submitted in writing and addressed to the Committee at the Funds' offices at: First Investors Funds, 95 Wall Street, New York, NY 10005.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR
	on December 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  June 8, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  June 8, 2005